TRADE AND OTHER PAYABLES	12 Months Ended
Jun. 30, 2020
TRADE AND OTHER PAYABLES [Abstract]
TRADE AND OTHER PAYABLES
15.	TRADE AND OTHER PAYABLES

	Note	June 30, 2020	June 30, 2019
		(US$’000)
Trade creditors		10,354	9,927
Accrued expenses		12,060	8,105
Accrued compensation	15.1	30,009	24,061
Provision	15.2	-	4,426
Cash flow hedge	15.3	518	-
Others		272	371
		53,213	46,890

15.1.	Accrued compensation includes payroll and related costs as of June 30, 2020.

15.2.	Represents the provision related to the legal settlement during the year ended June 30, 2019. Please refer to Note 16.1.1.

15.3.	This includes $0.5 million relating to change in fair value of interest rate swap and recognized in other comprehensive income during the year ended June 30, 2020 (June 30, 2019: nil).